UNIT-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
UNIT-BASED COMPENSATION
UNIT-BASED COMPENSATION

PBF GP’s board of directors adopted the LTIP in connection with the completion of the Offering. The LTIP is for the benefit of employees, consultants, service providers and non-employee directors of the general partner and its affiliates.

Under the LTIP, PBFX issues phantom unit awards to certain directors, officers and seconded employees of our general partner or its affiliates and its employees as compensation. The fair value of each phantom unit on the grant date is equal to the market price of PBFX’s common units on that date. The estimated fair value of PBFX’s phantom units is amortized over the vesting period of four years, using the straight-line method. Total unrecognized compensation cost related to PBFX’s nonvested phantom units totaled $6,662 as of December 31, 2017, which is expected to be recognized over a weighted-average period of four years. The fair value of nonvested service phantom units outstanding as of December 31, 2017, totaled $13,845.

Unit-based compensation expense related to the Partnership that was included in general and administrative expense in the Partnership’s consolidated statements of operations was $5,345, $4,360 and $4,279 for the years ended December 31, 2017, 2016 and 2015, respectively.

In the years ended December 31, 2017, 2016 and 2015, unit-based compensation expense includes $0, $1,123 and $1,459 of expense associated with the accelerated vesting of phantom units in accordance with grant agreements related to the retirement of certain of PBF GP’s officers, respectively.

A summary of PBFX’s unit award activity for the years ended December 31, 2017, 2016 and 2015, is set forth below:

	Number of Phantom Units	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2015	275,522	$26.56
Granted	266,360	23.92
Vested	(137,007)	25.83
Forfeited	(1,500)	26.74
Nonvested at December 31, 2015	403,375	$25.06
Granted	284,854	19.95
Vested	(116,349)	25.24
Forfeited	(7,000)	23.20
Nonvested at December 31, 2016	564,880	$22.47
Granted	319,940	20.97
Vested	(217,171)	23.15
Forfeited	(24,875)	21.23
Nonvested at December 31, 2017	642,774	$21.54

PBFX’s long-term incentive plans provide for the issuance of distribution equivalent rights (“DERs”) in connection with phantom unit awards. A DER entitles the participant, upon vesting of the related phantom units, to a mandatory cash payment equal to the product of the number of vested phantom unit awards and the cash distribution per common unit paid by PBFX to its common unitholders during the vesting period. Cash payments made in connection with DERs are charged to partners’ equity, accrued and paid upon vesting.